Other equity instruments (Narrative) (Details) £ in Millions, $ in Billions		6 Months Ended
		Jun. 30, 2019 GBP (£) Issuance	Jun. 30, 2019 USD ($)	Dec. 31, 2018 GBP (£)	Jun. 30, 2018 GBP (£)	Dec. 31, 2017 GBP (£)
Equity		£ 52,610		£ 47,711	£ 48,192	£ 65,734
Other equity instruments [member]
Equity	[1]	£ 9,402		£ 7,595	£ 6,912	£ 8,982
Issuances of AT1 equity instruments [member]
Number of convertible instruments issued | Issuance		2
8% Fixed Rate Resetting Perpetual Subordinated Contingent Convertible Securities [member]
Equity | $			$ 2.0
Interest rate		8.00%	8.00%
7.125% Fixed Rate Resetting Perpetual Subordinated Contingent Convertible Securities [member]
Equity		£ 300
Interest rate		7.125%	7.125%

[1]	Details of share capital, other equity instruments and other reserves are shown on pages 33 to 34